Stockholders' Equity and Stock-based Compensation (Details) - Schedule of fair value of the warrant was estimated using the black-scholes-merton option pricing model		6 Months Ended		7 Months Ended
	Jan. 02, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Schedule of fair value of the warrant was estimated using the black-scholes-merton option pricing model [Abstract]
Expected term (in years)	8 years			7 years
Risk-free interest rate	2.59%			1.81%
Expected volatility	27.72%			32.97%
Dividend yield	0.00%		0.00%	0.00%